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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     KBC Asset Management NV
Address:  Havenlaan 2
          1080 Brussels
          Belgium

Form 13F File Number: 028-13051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Johan Lema
Title:    Chairman of the Executive Committee
Phone:    003224295048

Name:     Peter Buelens
Title:    Executive Director
Phone:    003224296181

Signature, Place, and Date of Signing:

      /s/ Johan Lema          Brussels, Belgium               2/4/13
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       [Signature]              [City, State]                 [Date]

    /s/ Peter Buelens         Brussels, Belgium               2/4/13
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       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

   Form 13F File Number     Name
   028-13043                KBC Group NV

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